Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current
Other receivables	$ 31,225	$ 58,081	[1]
Non-current other receivables	31,225	58,081
Current
Trade receivables	63,046	49,833
Other current receivables	179,964	123,492
Sales taxes	117,234	26,642
Allowance for expected credit losses	(5,208)	(4,062)
Prepayments and accrued income	19,670	14,041
Current trade and other receivables	$ 374,706	$ 209,946

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.